Keystone Private Income Fund

Schedule of Investments

December 31, 2022 (Unaudited)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 100.8%
	Corporate Finance - 24.0%
$31,436,179	Bigfoot Capital SPV1, LLC[1,2]	11.75%	1/15/2024	1/15/2021	$31,436,179	$31,436,179
63,314,856	FilmRise Acquisitions, LLC[1,2]	13.50%	8/17/2023	7/1/2020	63,314,856	63,314,856
14,312,412	FVP Funding I, LLC[1,2,4]	10.00% + 2.00% PIK	2/6/2027	2/7/2022	14,312,412	14,312,412
5,000,000	FVP Funding II, LLC[1,2,4]	10.00% + 2.00% PIK	10/12/2027	10/12/2022	5,000,000	5,000,000
15,000,000	Hall Labs, LLC[1,2]	14.50%	2/11/2023	8/11/2021	15,000,000	15,000,000
15,224,644	Loop Inc.[1,2,9]	15.63% (11.75% + 1 year CMT, 13.75% Floor)	6/14/2025	5/17/2022	15,224,644	15,224,644
10,771,936	Onward Partners, LLC[1,2]	15.00%	6/17/2026	6/18/2021	10,771,936	10,771,936
2,464,220	Paradise Cruise Line Intermediate Holdings, LLC[1,2]	12.00%	4/1/2024	4/1/2021	2,464,220	2,464,220
24,945,697	SE1 Generation ABM Holdings, LLC[1,2]	12.00%	6/8/2023	6/8/2022	24,945,697	24,945,697
10,000,000	Vantage Borrower SPV, LLC[1,2]	11.00%	4/30/2024	3/7/2022	10,000,000	10,000,000
					192,469,944	192,469,944

	Equipment Leasing - 30.2%
3,259,093	Accelerate360, LLC[1,2,8]	14.50%	4/1/2023	3/11/2021	3,259,093	3,259,093
903,738	Accelerate360, LLC[1,2,8]	14.50%	6/30/2023	5/25/2021	903,738	903,738
498,820	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	1/1/2025	6/3/2022	498,820	498,820
617,812	ARX, Accurate RX Specialty Pharmacy Corp.[1,2]	12.50%	6/9/2025	12/9/2022	617,812	617,812
1,344,870	Avensis Energy Services, LLC[1,2]	12.50%	3/31/2025	9/13/2022	1,344,870	1,344,870
1,670,922	Bay Minette Energy LLC[1,2]	14.50%	11/24/2024	5/27/2022	1,670,922	1,670,922
1,396,542	Blew Bayou Services LLC[1,2]	14.50%	5/1/2025	10/28/2022	1,396,542	1,396,542
2,560,937	Bohme, LLC[1,2]	14.50%	9/30/2024	9/28/2022	2,560,937	2,560,937
909,897	Carepoint Health Management Associates, LLC[1,2]	14.50%	7/1/2023	12/2/2020	909,897	909,897
120,683	Carepoint Health Management Associates, LLC[1,2]	14.50%	3/31/2023	3/30/2022	120,683	120,683
3,728,182	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	3,728,182	3,728,182
3,728,182	Carnaby Inventory I, LLC[1,2]	14.50%	8/31/2024	2/23/2022	3,728,182	3,728,182
1,505,305	Carnaby Inventory I, LLC[1,2]	14.50%	9/30/2024	3/10/2022	1,505,305	1,505,305
18,053,995	Carnaby Inventory IV, LLC[1,2]	12.00%	12/31/2024	6/30/2022	18,053,995	18,053,995
3,957,965	Carnaby Inventory IV, LLC[1,2]	14.50%	3/31/2023	9/26/2022	3,957,965	3,957,965
627,565	Envelope 1, Inc. and E1 Digital Direct, Inc.[1,2]	12.50%	1/1/2025	5/11/2022	627,565	627,565
382,885	Firstronic, LLC[1,2]	12.00%	11/1/2023	10/15/2020	382,885	382,885
974,071	Firstronic, LLC[1,2]	12.00%	9/30/2024	9/21/2021	974,071	974,071
12,041,331	FPL Food LLC[1,2]	11.00%	12/31/2025	1/6/2022	12,041,331	12,041,331
800,000	Innotec, Corp.[1,2]	12.50%	7/1/2025	12/30/2022	800,000	800,000
1,068,637	J Jets, Inc.[1,2]	12.50%	4/30/2025	4/8/2022	1,068,637	1,068,637
147,331	Kitchens Lumber Company LLC[1,2]	12.50%	4/18/2024	4/1/2022	147,331	147,331
1,959,651	KVJ Properties, Inc.[1,2]	14.50%	7/1/2023	12/4/2020	1,959,651	1,959,651
3,425,181	KVJ Properties, Inc.[1,2]	12.50%	8/31/2025	2/25/2022	3,425,181	3,425,181
1,025,853	Lux Vending, LLC[1,2]	14.50%	4/30/2023	4/16/2021	1,025,853	1,025,853
3,570,140	MC Test Service, Inc.[1,2]	12.00%	5/31/2024	5/3/2021	3,570,140	3,570,140
5,361,751	MC Test Service, Inc.[1,2]	12.00%	1/31/2025	1/25/2022	5,361,751	5,361,751
82,955	Metalogic Inspection Services, LLC[1,2]	14.50%	6/1/2023	11/9/2020	82,955	82,955

Keystone Private Income Fund

Schedule of Investments

December 31, 2022 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 100.8% (continued)
	Equipment Leasing - 30.2% (continued)
$249,208	Metalogic Inspection Services, LLC[1,2]	14.50%	10/1/2023	3/15/2021	$249,208	$249,208
537,910	Metalogic Inspection Services, LLC[1,2]	14.50%	2/28/2024	8/9/2021	537,910	537,910
4,851,310	Navajo Transitional Energy Company, LLC[1,2]	9.50%	1/1/2026	12/9/2022	4,851,310	4,851,310
1,280,392	NWC Services LLC		11/1/2025	10/20/2022	1,280,392	1,280,392
3,515,604	Onset Financial, Inc.[1,2]	14.50%	5/31/2026	12/11/2020	3,515,604	3,515,604
117,363	Onset Financial, Inc.[1,2]	12.50%	9/30/2024	9/9/2021	117,363	117,363
10,000,000	Onset Financial, Inc.[1,2,9]	10.74% (SOFR + 7.75%)	3/31/2029	9/26/2022	10,000,000	10,000,000
1,130,832	Onset Financial, Inc. Progress Funding Line[1,2]	14.00%	9/30/2025	10/4/2022	1,130,832	1,130,832
6,420,891	Orbital Power, Inc.[1,2]	12.00%	4/1/2024	3/31/2021	6,420,891	6,420,891
3,445,182	Orbital Power, Inc.[1,2]	12.00%	7/31/2024	8/17/2021	3,445,182	3,445,182
1,934,585	Orbital Power, Inc.[1,2]	12.00%	1/31/2024	7/23/2021	1,934,585	1,934,585
848,304	Petroleum Distribution Transportation, LLC[1,2]	12.50%	3/31/2025	9/27/2022	848,304	848,304
293,775	Pierce Powerline Co., LLC[1,2]	12.50%	3/31/2025	9/16/2022	293,775	293,775
59,028	Raw Farm, LLC[1,2]	12.50%	6/29/2024	4/1/2022	59,028	59,028
1,057,765	RK Pharma Inc.[1,2]	14.50%	2/28/2024	2/2/2022	1,057,765	1,057,765
2,593,508	RK Pharma Inc.[1,2]	14.50%	3/31/2024	3/9/2022	2,593,508	2,593,508
756,699	RK Pharma Inc.[1,2]	14.50%	9/30/2024	9/1/2022	756,699	756,699
2,988,142	Rokstad Power (East), Inc.[1,2]	10.50%	3/31/2026	3/1/2022	2,988,142	2,988,142
2,739,130	Rokstad Power (East), Inc.[1,2]	10.50%	3/31/2026	3/1/2022	2,739,130	2,739,130
3,270,260	Saint Jean Industries, Inc.[1,2]	14.50%	6/30/2024	12/30/2021	3,270,260	3,270,260
3,562,741	SandP Solutions, LLC DBA Bitcoin of America[1,2]	12.50%	7/31/2025	7/28/2022	3,562,741	3,562,741
3,420,734	Steelman Aviation, Inc.[1,2]	14.50%	12/31/2023	12/13/2021	3,420,734	3,420,734
5,788,958	Steelman Aviation, Inc.[1,2]	12.00%	11/1/2024	10/13/2022	5,788,958	5,788,958
997,038	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	10/1/2025	9/18/2020	997,038	997,038
1,198,688	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	7/31/2024	8/25/2021	1,198,688	1,198,688
1,676,566	Sun-Tech Leasing of Texas, L.P.[1,2]	12.00%	7/1/2026	11/15/2022	1,676,566	1,676,566
7,357,397	Sustainable Green Team[1,2]	14.50%	2/28/2025	8/19/2022	7,357,397	7,357,397
289,541	Thunderbird Field Services LLC[1,2]	14.50%	12/31/2023	12/14/2021	289,541	289,541
5,433,792	TrialAssure Inc.[1,2]	12.00%	9/30/2024	3/22/2022	5,433,792	5,433,792
103,216	Trico Products Corporation[1,2]	12.50%	4/1/2023	7/23/2020	103,216	103,216
11,729,129	Trico Products Corporation[1,2]	12.50%	10/31/2024	4/22/2021	11,729,129	11,729,129
20,423,822	Trico Products Corporation[1,2]	12.50%	10/31/2024	4/12/2021	20,423,822	20,423,822
17,313,447	Trico Products Corporation[1,2]	12.50%	12/31/2025	6/30/2022	17,313,447	17,313,447
10,558,610	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	12/31/2025	6/30/2022	10,558,610	10,558,610
1,983,439	United Auto Supply of Syracuse, West, Inc.[1,2]	12.00%	12/31/2025	6/30/2022	1,983,439	1,983,439
756,223	Vensure Employer Services, Inc.[1,2]	14.50%	1/31/2024	7/16/2021	756,223	756,223
2,124,644	Vensure Employer Services, Inc.[1,2]	14.50%	12/1/2023	5/18/2021	2,124,644	2,124,644
3,081,126	Vensure Employer Services, Inc.[1,2]	14.50%	7/31/2024	1/14/2022	3,081,126	3,081,126
3,552,603	Vensure Employer Services, Inc.[1,2]	14.50%	11/13/2024	5/13/2022	3,552,603	3,552,603
8,591,068	Vensure Employer Services, Inc.[1,2]	14.50%	12/31/2024	6/1/2022	8,591,068	8,591,068

Keystone Private Income Fund

Schedule of Investments

December 31, 2022 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 100.8% (continued)
	Equipment Leasing - 30.2% (continued)
$4,963,140	Vensure Employer Services, Inc.[1,2]	14.50%	2/28/2025	8/2/2022	$4,963,140	$4,963,140
2,722,700	Vensure Employer Services, Inc.[1,2]	14.50%	7/1/2025	11/3/2022	2,722,700	2,722,700
693,360	Vensure Employer Services, Inc.[1,2]	14.50%	7/1/2025	12/22/2022	693,360	693,360
					242,136,164	242,136,164

	Receivables Finance - 9.9%
10,234,813	CapitalPlus Construction Services, LLC[1,2]	12.00%	10/1/2023	9/2/2020	10,234,813	10,234,813
4,250,000	CapitalPlus Supply Chain Partners, LLC[1,2]	12.00%	7/31/2024	8/31/2021	4,250,000	4,250,000
4,080,831	Coign CC Account SPV, LLC[1,2]	14.50%	4/12/2024	10/12/2022	4,080,831	4,080,831
8,057,656	DNF Associates, LLC[1,2]	12.75%	10/31/2024	12/28/2020	8,057,656	8,057,656
10,036,139	Elevation Capital Group, LLC[1,2]	12.50%	8/1/2024	12/30/2021	10,036,139	10,036,139
8,885,636	Simply Funding SPV, LLC[1,2]	13.50%	6/23/2024	6/23/2021	8,885,636	8,885,636
325,770	Sprout Funding SPV II, LLC[1,2]	13.00%	2/23/2024	2/24/2021	325,770	325,770
7,479,729	Triton Credit Funding SPV, LLC[1,2]	13.00%	3/28/2026	9/2/2020	7,479,729	7,479,729
26,039,480	Viva Funding SPV, LLC[1,2]	13.00%	12/22/2024	12/23/2020	26,039,480	26,039,480
					79,390,054	79,390,054

	Specialty Real Estate Finance - 36.7%
2,713,488	1413 Calle Joaquin SLO, LLC[1,2,4]	8.00% PIK	5/16/2023	5/16/2022	2,713,488	2,713,488
4,906,390	750 Main Street LP1,2,4	9.69% PIK	2/6/2024	5/9/2022	4,906,390	4,906,390
1,308,668	Atomic Orchard Experiment, LLC[1,2,4]	9.75% PIK	4/10/2024	11/10/2022	1,308,668	1,308,668
4,300,000	Capital Miller Pref NewCo, LLC,[1,2,4]	14.00% PIK	12/5/2027	12/5/2022	4,300,000	4,300,000
581,991	Cartier Industrial Center LLC[1,2,4]	7.95% PIK	10/24/2023	5/25/2022	581,991	581,991
7,260,173	CC Development LP Series I, LLC[1,2,4]	9.95% PIK	5/18/2023	11/18/2021	7,260,173	7,260,173
1,053,894	Chesapeake Pines VA, LLC[1,2,4]	12.50% PIK	1/19/2025	1/19/2022	1,053,894	1,053,894
237,698	Cheyenne Industrial Partners, LLC,[1,2,4]	9.00% PIK	12/20/2023	12/19/2022	237,698	237,698
2,943,902	Circolo Villas, LLC[1,2]	13.00%	6/30/2023	10/13/2021	2,943,902	2,943,902
7,469,133	CP Maryland 1, LLC[1,2,4]	8.00% PIK	2/24/2023	8/20/2021	7,469,133	7,469,133
1,953,493	Dollar Tree Stores, Inc.[1,2,4]	10.00% PIK	4/12/2023	4/12/2022	1,953,493	1,953,493
5,013,417	Endeavor Investments IX, LLC[1,2,4]	10.50% PIK	11/12/2025	9/15/2022	5,013,417	5,013,417
4,079,019	Endeavor Investments V, LLC[1,2,4]	10.50% PIK	8/24/2025	2/23/2022	4,079,019	4,079,019
3,544,910	Endeavor Investments VIII, LLC[1,2,4]	10.50% PIK	8/4/2025	2/4/2022	3,544,910	3,544,910
4,780,660	Endeavor Investments X, LLC[1,2,4]	10.50% PIK	1/1/2027	12/15/2021	4,780,660	4,780,660
5,037,608	ETV Holdings, LLC[1,2,4]	10.50% PIK	7/12/2023	7/14/2021	5,037,608	5,037,608
1,159,786	Fruition California Holdings LLC[1,2,4]	8.49% +3.00% PIK	12/30/2023	12/30/2021	1,159,786	1,159,786
1,910,843	Galaxy Management Company, LLC[1,2,3]	14.00%	9/25/2023	11/18/2020	1,910,843	1,910,843
564,705	Gilroy Partner,s LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	564,705	564,705
4,000,000	Gracielo at Wolf Creek Ranch, LLC[1,2]	12.50%	12/31/2023	2/1/2022	4,000,000	4,000,000
9,899,536	Grind Ventures, LLC[1,2,4]	9.65% PIK	4/1/2023	10/20/2021	9,899,536	9,899,536
2,327	HD Post Buffalo, LLC[1,2,4]	9.95% PIK	6/6/2024	12/7/2022	2,327	2,327
181,864	Lex Apartments 102B, LLC[1,2,4]	9.95% PIK	9/9/2024	9/9/2022	181,864	181,864
11,752,566	Lex Apartments, LLC[1,2,4]	10.50% PIK	8/31/2024	8/31/2022	11,752,566	11,752,566
5,108,350	MAP Logistics Center Lot 33, LLC[1,2]	10.95%	6/17/2025	6/13/2022	5,108,350	5,108,350

Keystone Private Income Fund

Schedule of Investments

December 31, 2022 (Unaudited) (continued)

				Original
Principal			Maturity	Acquisition
Amount		Coupon Rate	Date	Date	Cost	Fair Value
	Private Credit - 100.8% (continued)
	Specialty Real Estate Finance - 36.7% (continued)
$10,655,504	MC Oslo Aurora, LLC[1,2,4]	11.25% PIK	10/11/2023	7/11/2022	$10,655,504	$10,655,504
3,079,911	MC Oslo Hermitage, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	3,079,911	3,079,911
2,231,293	MC Oslo SFM Two, LLC[1,2,4]	13.00% PIK	6/1/2025	5/19/2022	2,231,293	2,231,293
6,989,701	MC Oslo SFQ, LLC[1,2,4]	11.25% PIK	10/11/2023	7/11/2022	6,989,701	6,989,701
9,721,195	MC Rye Katy, LLC[1,2,4]	10.25% PIK	5/9/2023	8/10/2022	9,721,195	9,721,195
8,072,675	MC Rye Northwest, LLC[1,2,4]	10.25% PIK	5/9/2023	8/9/2022	8,072,675	8,072,675
9,538,554	MC Rye Westchase, LLC[1,2,4]	10.25% PIK	5/9/2023	8/9/2022	9,538,554	9,538,554
8,682,926	Meridian Hotel Holdings, LLC[1,2,4]	9.90% PIK	6/1/2024	6/21/2021	8,682,926	8,682,926
1,478,242	MLab International, LLC[1,2,4]	9.25% PIK	1/30/2024	7/22/2022	1,478,242	1,478,242
33,000,000	MPI Group, LLC[1,2]	12.00%	2/25/2023	5/6/2021	33,000,000	33,000,000
3,205,320	Nancy Jay Industrial Center, LLC[1,2,4]	12.00% PIK	6/3/2024	6/3/2022	3,205,320	3,205,320
12,735,970	Olympus Bluffs 2, LLC[1,2]	7.95%	3/9/2023	9/9/2022	12,735,970	12,735,970
6,542,129	Olympus Bluffs 3, LLC[1,2]	7.95%	3/9/2023	9/9/2022	6,542,129	6,542,129
1,120,726	Olympus Bluffs 4, LLC[1,2,4]	11.95% PIK	9/9/2025	9/9/2022	1,120,726	1,120,726
576,020	Olympus Palms 1, LLC[1,2,4]	12.50% PIK	6/30/2025	7/1/2022	576,020	576,020
1,392,251	Olympus Palms 3, LLC[1,2,4]	11.95% PIK	8/3/2025	8/3/2022	1,392,251	1,392,251
8,744,229	Olympus Palms 4, LLC[1,2]	7.95%	4/4/2023	10/4/2022	8,744,229	8,744,229
7,917,888	Olympus Palms 5, LLC[1,2]	7.95%	4/4/2023	10/4/2022	7,917,888	7,917,888
8,290,626	Olympus Palms 6, LLC[1,2]	7.95%	4/4/2023	10/4/2022	8,290,626	8,290,626
6,158,012	Olympus Peaks 1, LLC[1,2]	7.95%	3/29/2023	9/29/2022	6,158,012	6,158,012
1,816,357	Olympus Pines FF Wash, LLC[1,2,4]	6.25% + 6.25% PIK	7/15/2024	7/15/2021	1,816,357	1,816,357
869,045	Pierce Street Holdings LLC[1,2,4]	9.75% PIK	9/15/2023	3/15/2022	869,045	869,045
1,656,655	SAG El Camino, LLC[1,2,4]	9.95% PIK	8/11/2023	2/11/2022	1,656,655	1,656,655
598,851	Salinas Rossi Partners, LLC[1,2]	9.00% PIK	3/15/2024	12/15/2022	598,851	598,851
823,962	San Antonio Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	823,962	823,962
15,743,479	Shiraz I-215 Logistics Center, LLC[1,2,4]	6.25% + 6.25 PIK	7/27/2023	12/22/2021	15,743,479	15,743,479
654,608	Sonora Plum Industrial Partners, LLC[1,2,4]	9.00% PIK	3/15/2024	12/15/2022	654,608	654,608
3,562,423	Universal Development Group, LLC[1,2,4]	10.00% PIK	1/11/2023	1/11/2022	3,562,423	3,562,423
2,523,946	VG Burlington Storage LLC[1,2,4]	9.25%	10/4/2023	5/4/2022	2,523,946	2,523,946
4,964,757	VG Clayton Storage LLC[1,2,4]	8.95%	2/12/2023	5/12/2022	4,964,757	4,964,757
9,848,718	Vivo Living Durham LLC[1,2,4]	9.50% PIK	10/14/2023	10/14/2022	9,848,718	9,848,718
10,433,541	Vivo Living Raleigh 1 LLC[1,2,4]	9.50% PIK	11/18/2023	11/18/2022	10,433,541	10,433,541
					295,393,935	295,393,935
	Total Private Credit				$809,390,097	$809,390,097

Keystone Private Income Fund

Schedule of Investments

December 31, 2022 (Unaudited) (continued)

			Original
Number of		Maturity	Acquisition
Shares		Date	Date	Cost	Fair Value
	Private Investment Funds - 1.7%
N/A	Structural Keystone VL LLC - Series KS Manscaped[1,2,5]	12/24/2024	12/17/2021	$11,839,500	$11,839,500
N/A	Structural Keystone VL LLC - Series KS Sovrn[1,2,5,7]	7/12/2025	7/13/2021	1,992,267	1,992,267
	Total Private Investment Funds			13,831,767	13,831,767

	Warrants - 0.0%
73,274	Sovrn Holdings, Inc[1,2,5]			-	-

	Total Investments - 102.5%⁶			$823,221,864	$823,221,864
	Liabilities in excess of other assets - (2.5%)				(20,379,822)
	Net Assets - 100%				$802,842,042

[1]	Restricted security. The total value of these securities is $823,221,864, which represents 102.5% of total net assets of the Fund.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $823,221,864, which represents 102.5% of total net assets of the Fund.
[3]	This investment was made through a participation.
[4]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[5]	The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.
[6]	Entire portfolio is pledged as collateral for line of credit.
[7]	The Fund held unfunded commitments in the investments as of December 31, 2022.
[8]	In default.
[9]	Variable rate.

Keystone Private Income Fund, LLC

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

Note 1 - Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and appointed a separate valuation committee (the “Valuation Committee”). The Board has delegated the day-to-day responsibility for determining the fair valuation of the Fund’s investments to the Investment Manager, subject to the oversight of the Valuation Committee. The Investment Manager oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Committee or Investment Manager regarding appropriate valuations should prove incorrect.

The Fund expects that it will hold a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Investment Manager may determine that cost best approximates the fair value of the particular investment.

Note 2 – Fair Value Measurements and Disclosure

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2022:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$809,390,097	$809,390,097
Private Investment Funds	—	—	13,831,767	13,831,767
Warrants	—	—	—	—
Total Investments, at fair value	$—	$—	$823,221,864	$823,221,864

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2022:

	Private Credit	Private Investment Funds	Warrants
Balance as of October 1, 2022	$755,752,353	$13,933,504	$—
Transfers In	—	—	—
Transfers Out	—	—	—
Purchases	164,309,171	—	—
Sales	—	—	—
Principal reductions received	(110,671,427)	(101,737)	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Balance as of December 31, 2022	$809,390,097	$13,831,767	—

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2022.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$809,390,095	Cost	Price	N/A
Private Investment Funds	13,831,767	Cost	Price	N/A
Warrants	—	Cost	Price	N/A